Stock-Based Compensation - Narrative (Details)	12 Months Ended
Dec. 31, 2021 shares
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	5,091,331
Number of awards forfeited (in shares)	109,862
Awards outstanding (in shares)	4,981,469
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,611,875
Awards outstanding (in shares)	1,611,875
Holding period	30 years